Credit risk management (Tables)	12 Months Ended
Sep. 30, 2024
Credit risk management
Schedule of high level CRGs and corresponding external rating

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to Westpac’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+
Westpac Rating
Weak	E	Watchlist
	F	Special Mention
	G	Substandard/Default
	H	Doubtful/Default

Summary of credit concentrations for each significant class of financial asset

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 16)
●
47% (2023: 58%) were issued by financial institutions for Westpac;

48% (2023: 59%) for the Parent Entity.

●
50% (2023: 37%) were issued by government or semi-government authorities for Westpac;

49% (2023: 37%) for the Parent Entity.

●
82% (2023: 76%) were held in Australia by Westpac;

86% (2023: 83%) by the Parent Entity.

Investment securities (Note 17)
●
17% (2023: 21%) were issued by financial institutions for Westpac;

17% (2023: 22%) for the Parent Entity.

●
82% (2023: 79%) were issued by government or semi-government authorities for Westpac;

83% (2023: 78%) for the Parent Entity.

●
91% (2023: 89%) were held in Australia by Westpac;

99% (2023: 99%) by the Parent Entity.

Loans (Note 9)	The following tables provides a detailed breakdown of loans by industry and geographic classification.
Derivative financial instruments (Note 20)	● 81% (2023: 80%) were issued by financial institutions for both Westpac and the Parent Entity. ● 90% (2023: 75%) were held in Australia by Westpac; 91% (2023: 76%) by the Parent Entity.

Schedule of gross credit risk

		2024				2023[a]
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	9,810	26	1,637	11,473	8,818	22	1,619	10,459
Agriculture, forestry and fishing	13,733	40	2,713	16,486	11,894	52	2,695	14,641
Construction	7,900	33	4,623	12,556	7,140	37	4,496	11,673
Finance and insurance	29,484	112,860	13,801	156,145	28,162	131,658	13,718	173,538
Government, administration and defence	811	99,830	1,558	102,199	1,030	62,231	1,414	64,675
Manufacturing	9,997	499	8,361	18,857	9,721	824	7,489	18,034
Mining	2,865	415	3,038	6,318	2,506	520	3,364	6,390
Property	60,767	546	13,771	75,084	55,970	668	13,342	69,980
Property services and business services	14,321	149	7,921	22,391	13,468	207	6,542	20,217
Services	13,015	108	8,369	21,492	13,464	86	8,546	22,096
Trade	15,159	366	9,933	25,458	14,101	452	9,457	24,010
Transport and storage	10,289	681	6,313	17,283	8,862	668	5,440	14,970
Utilities	8,175	983	8,373	17,531	7,306	924	5,879	14,109
Retail lending	511,025	1,056	84,006	596,087	494,306	936	85,644	580,886
Other	1,577	592	1,781	3,950	1,524	576	1,545	3,645
Total Australia	708,928	218,184	176,198	1,103,310	678,272	199,861	171,190	1,049,323
New Zealand
Accommodation, cafes and restaurants	313	3	32	348	318	1	33	352
Agriculture, forestry and fishing	8,352	41	573	8,966	8,826	62	627	9,515
Construction	385	1	566	952	408	2	460	870
Finance and insurance	4,757	11,364	1,838	17,959	4,440	13,347	2,414	20,201
Government, administration and defence	210	8,820	812	9,842	183	7,598	809	8,590
Manufacturing	1,785	58	1,444	3,287	2,142	33	1,378	3,553
Mining	151	2	125	278	156	4	72	232
Property	7,604	649	1,080	9,333	7,011	618	1,291	8,920
Property services and business services	962	121	357	1,440	996	111	418	1,525
Services	1,961	45	823	2,829	1,621	26	1,106	2,753
Trade	2,164	32	1,154	3,350	2,409	25	1,118	3,552
Transport and storage	661	105	362	1,128	763	115	404	1,282
Utilities	1,621	557	1,340	3,518	1,566	606	1,488	3,660
Retail lending	63,563	117	14,221	77,901	62,339	92	13,960	76,391
Other	108	77	123	308	148	81	161	390
Total New Zealand	94,597	21,992	24,850	141,439	93,326	22,721	25,739	141,786
Other overseas
Accommodation, cafes and restaurants	85	-	11	96	107	-	10	117
Agriculture, forestry and fishing	2	-	1	3	3	-	1	4
Construction	34	-	73	107	60	-	127	187
Finance and insurance	3,656	9,447	4,964	18,067	2,414	14,091	4,417	20,922
Government, administration and defence	-	4,389	-	4,389	-	3,218	-	3,218
Manufacturing	958	3	1,500	2,461	212	1	1,639	1,852
Mining	28	-	931	959	33	-	666	699
Property	472	2	37	511	466	1	43	510
Property services and business services	503	35	797	1,335	543	22	400	965
Services	36	-	629	665	196	2	335	533
Trade	909	3	1,813	2,725	999	3	1,359	2,361
Transport and storage	527	15	108	650	438	6	132	576
Utilities	232	1	139	372	233	1	39	273
Retail lending	328	-	13	341	347	3	14	364
Other	40	97	47	184	38	75	40	153
Total other overseas	7,810	13,992	11,063	32,865	6,089	17,423	9,222	32,734
Total gross credit risk	811,335	254,168	212,111	1,277,614	777,687	240,005	206,151	1,223,843

a.

In 2024, the Group revised the attribution of certain exposures between industry categories to better align with their presentation for regulatory reporting. Certain LCH cleared derivative exposures were also reclassified between locations to better reflect the location of the underlying risk. Comparatives have been revised to align with current period presentation.

Note 11. Credit risk management (Continued)

		2024				2023[a]
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	9,777	26	1,637	11,440	8,784	22	1,619	10,425
Agriculture, forestry and fishing	13,659	40	2,713	16,412	11,828	52	2,695	14,575
Construction	7,188	31	4,623	11,842	6,540	36	4,496	11,072
Finance and insurance	29,430	160,947	13,801	204,178	28,098	178,999	13,718	220,815
Government, administration and defence	809	99,831	1,558	102,198	1,028	62,231	1,414	64,673
Manufacturing	9,811	496	8,361	18,668	9,544	824	7,489	17,857
Mining	2,816	415	3,038	6,269	2,464	520	3,364	6,348
Property	60,743	548	13,771	75,062	55,934	668	13,341	69,943
Property services and business services	14,013	151	7,921	22,085	13,147	207	6,542	19,896
Services	12,802	107	8,369	21,278	13,258	86	8,546	21,890
Trade	14,962	365	9,933	25,260	13,924	452	9,457	23,833
Transport and storage	9,978	682	6,313	16,973	8,593	668	5,440	14,701
Utilities	8,145	983	8,373	17,501	7,280	924	5,879	14,083
Retail lending	511,023	1,056	84,006	596,085	494,297	934	85,644	580,875
Other	1,330	521	1,781	3,632	1,276	474	1,545	3,295
Total Australia	706,486	266,199	176,198	1,148,883	675,995	247,097	171,189	1,094,281
New Zealand
Accommodation, cafes and restaurants	-	2	-	2	-	-	-	-
Agriculture, forestry and fishing	-	11	4	15	-	29	4	33
Construction	2	-	78	80	4	-	52	56
Finance and insurance	-	5,969	112	6,081	-	7,484	112	7,596
Government, administration and defence	-	2,087	2	2,089	-	1,761	2	1,763
Manufacturing	35	55	82	172	43	26	85	154
Mining	-	1	61	62	-	3	-	3
Property	-	141	-	141	-	138	1	139
Property services and business services	2	21	13	36	5	19	13	37
Services	-	39	6	45	-	20	7	27
Trade	266	28	223	517	316	20	254	590
Transport and storage	1	76	32	109	1	15	20	36
Utilities	-	327	94	421	-	311	77	388
Retail lending	-	-	-	-	-	-	-	-
Other	-	-	1	1	-	2	1	3
Total New Zealand	306	8,757	708	9,771	369	9,828	628	10,825
Other overseas
Accommodation, cafes and restaurants	74	-	11	85	75	-	10	85
Agriculture, forestry and fishing	1	-	1	2	2	-	1	3
Construction	24	-	66	90	53	-	109	162
Finance and insurance	3,648	9,047	4,957	17,652	2,408	14,196	4,409	21,013
Government, administration and defence	-	3,288	-	3,288	-	1,831	-	1,831
Manufacturing	895	4	1,498	2,397	195	1	1,637	1,833
Mining	2	-	928	930	6	-	663	669
Property	241	1	16	258	235	1	20	256
Property services and business services	480	35	794	1,309	521	22	395	938
Services	17	-	626	643	173	1	332	506
Trade	768	3	1,787	2,558	868	3	1,243	2,114
Transport and storage	499	15	103	617	410	6	128	544
Utilities	228	1	139	368	207	1	18	226
Retail lending	282	-	10	292	290	-	11	301
Other	30	94	20	144	27	75	20	122
Total other overseas	7,189	12,488	10,956	30,633	5,470	16,137	8,996	30,603
Total gross credit risk	713,981	287,444	187,862	1,189,287	681,834	273,062	180,813	1,135,709

a.

In 2024, the Group revised the attribution of certain exposures between industry categories to better align with their presentation for regulatory reporting. Certain LCH cleared derivative exposures were also reclassified between locations to better reflect the location of the underlying risk. Comparatives have been revised to align with current period presentation.

Schedule of credit quality of gross credit risk exposures

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 11.2) and expectations of future economic conditions under multiple scenarios.

Consolidated		2024				2023[a]
$m	Stage 1	Stage 2	Stage 3	Total[b]	Stage 1	Stage 2	Stage 3	Total[b]
Loans - housing
Strong	311,054	24,975	-	336,029	291,914	27,447	-	319,361
Good/satisfactory	159,016	45,242	-	204,258	156,836	48,929	-	205,765
Weak	2,512	16,389	6,893	25,794	2,533	14,178	5,237	21,948
Total loans - housing	472,582	86,606	6,893	566,081	451,283	90,554	5,237	547,074
Loans - personal
Strong	4,104	104	-	4,208	4,318	95	-	4,413
Good/satisfactory	5,254	825	-	6,079	6,097	802	-	6,899
Weak	191	570	190	951	252	623	192	1,067
Total loans - personal	9,549	1,499	190	11,238	10,667	1,520	192	12,379
Loans - business
Strong	81,696	19,387	-	101,083	80,177	13,564	-	93,741
Good/satisfactory	75,873	47,282	-	123,155	63,434	52,477	-	115,911
Weak	200	6,347	3,231	9,778	200	5,468	2,914	8,582
Total loans - business	157,769	73,016	3,231	234,016	143,811	71,509	2,914	218,234
Investment securities
Strong	102,721	-	-	102,721	73,963	-	-	73,963
Good/satisfactory	-	71	-	71	-	51	-	51
Weak	-	649	-	649	-	876	-	876
Total investment securities[c]	102,721	720	-	103,441	73,963	927	-	74,890
All other financial assets
Strong	76,264	-	-	76,264	112,482	-	-	112,482
Good/satisfactory	899	-	-	899	597	-	-	597
Weak	229	-	-	229	197	-	-	197
Total all other financial assets	77,392	-	-	77,392	113,276	-	-	113,276
Undrawn credit commitments
Strong	140,786	14,341	-	155,127	137,275	11,169	-	148,444
Good/satisfactory	40,271	14,186	-	54,457	40,482	15,142	-	55,624
Weak	218	1,868	441	2,527	214	1,503	366	2,083
Total undrawn credit commitments	181,275	30,395	441	212,111	177,971	27,814	366	206,151

Total strong	716,625	58,807	-	775,432	700,129	52,275	-	752,404
Total good/satisfactory	281,313	107,606	-	388,919	267,446	117,401	-	384,847
Total weak	3,350	25,823	10,755	39,928	3,396	22,648	8,709	34,753
Total on and off-balance sheet	1,001,288	192,236	10,755	1,204,279	970,971	192,324	8,709	1,172,004

a.

In 2024, the Group revised the methodology that it uses to classify program - managed exposures as strong, satisfactory, or weak in order to better align the mapping of program - managed exposures to transaction - managed exposures. This is a change in disclosure methodology only and does not represent a change in underlying credit quality of the Group’s credit exposures, or a change in ECL. Comparatives have been revised to align with current period presentation.

b.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

c.

Excludes equity instruments. Includes $1,172 million (2023: $1,438 million) at amortised cost. $452 million (2023: $511 million) of these are classified as strong, $71 million (2023: $51 million) are classified as good/satisfactory and $649 million (2023: $876 million) are classified as weak.

Parent Entity		2024				2023[a]
$m	Stage 1	Stage 2	Stage 3	Total[b]	Stage 1	Stage 2	Stage 3	Total[b]
Loans - housing
Strong	304,169	24,829	-	328,998	285,019	27,316	-	312,335
Good/satisfactory	117,339	33,284	-	150,623	117,007	36,087	-	153,094
Weak	2,233	15,471	6,235	23,939	2,255	13,342	4,754	20,351
Total loans - housing	423,741	73,584	6,235	503,560	404,281	76,745	4,754	485,780
Loans - personal
Strong	3,721	92	-	3,813	3,917	82	-	3,999
Good/satisfactory	4,849	647	-	5,496	5,692	625	-	6,317
Weak	178	512	180	870	236	561	180	977
Total loans - personal	8,748	1,251	180	10,179	9,845	1,268	180	11,293
Loans - business
Strong	70,448	18,047	-	88,495	68,229	12,647	-	80,876
Good/satisfactory	61,784	42,132	-	103,916	50,967	46,127	-	97,094
Weak	123	4,814	2,894	7,831	124	4,086	2,581	6,791
Total loans - business	132,355	64,993	2,894	200,242	119,320	62,860	2,581	184,761
Investment securities
Strong	95,346	-	-	95,346	67,257	-	-	67,257
Good/satisfactory	-	71	-	71	-	51	-	51
Weak	-	-	-	-	-	-	-	-
Total investment securities[c]	95,346	71	-	95,417	67,257	51	-	67,308
All other financial assets
Strong	119,265	-	-	119,265	155,014	-	-	155,014
Good/satisfactory	731	-	-	731	515	-	-	515
Weak	71	-	-	71	50	-	-	50
Total all other financial assets	120,067	-	-	120,067	155,579	-	-	155,579
Undrawn credit commitments
Strong	129,379	13,659	-	143,038	124,609	10,412	-	135,021
Good/satisfactory	30,827	11,667	-	42,494	31,265	12,655	-	43,920
Weak	212	1,707	411	2,330	206	1,323	343	1,872
Total undrawn credit commitments	160,418	27,033	411	187,862	156,080	24,390	343	180,813

Total strong	722,328	56,627	-	778,955	704,045	50,457	-	754,502
Total good/satisfactory	215,530	87,801	-	303,331	205,446	95,545	-	300,991
Total weak	2,817	22,504	9,720	35,041	2,871	19,312	7,858	30,041
Total on and off-balance sheet	940,675	166,932	9,720	1,117,327	912,362	165,314	7,858	1,085,534

a.

In 2024, the Group revised the methodology that it uses to classify program - managed exposures as strong, satisfactory, or weak in order to better align the mapping of program - managed exposures to transaction - managed exposures. This is a change in disclosure methodology only and does not represent a change in underlying credit quality of the Group’s credit exposures, or a change in ECL. Comparatives have been revised to align with current period presentation.

b.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

c.	Excludes equity instruments. Includes $71 million (2023: $51 million) at amortised cost which are all classified as good/satisfactory.

Summary of collateral held

Westpac analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Westpac and the Parent Entity’s loan portfolio have the following coverage from collateral held:

		2024				2023
	Housing	Personal	Business		Housing	Personal	Business
%	loans[a]	loans	loans	Total	loans[a]	loans	loans	Total
Performing loans
Consolidated
Fully secured	100.0	9.7	68.1	89.6	100.0	10.0	66.1	89.1
Partially secured	-	11.1	14.2	4.2	-	16.4	15.2	4.5
Unsecured	-	79.2	17.7	6.2	-	73.6	18.7	6.4
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.7	68.3	89.9	100.0	10.9	66.3	89.4
Partially secured	-	12.2	14.1	4.1	-	18.0	15.3	4.5
Unsecured	-	77.1	17.6	6.0	-	71.1	18.4	6.1
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans
Consolidated
Fully secured	91.5	-	56.7	79.0	93.9	-	55.3	78.2
Partially secured	8.5	23.2	23.4	13.4	6.1	33.9	23.9	13.0
Unsecured	-	76.8	19.9	7.6	-	66.1	20.8	8.8
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	91.8	-	59.7	80.0	93.9	-	56.8	78.9
Partially secured	8.2	24.4	21.7	12.7	6.1	35.6	23.3	12.7
Unsecured	-	75.6	18.6	7.3	-	64.4	19.9	8.4
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

a.	For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Note 9 and Note 10 respectively. The credit quality of loans is disclosed in Note 11.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Cash, primarily for derivatives	3,079	3,526	2,936	3,244
Securities under reverse repurchase agreements[a]	17,950	11,862	17,950	11,821
Securities under derivatives[a]	112	53	112	53
Total other collateral held	21,141	15,441	20,998	15,118

a.	Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.